Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Non-current financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income
9.
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current
Domestic investments
Listed and emerging stocks	$—	$19

Noncurrent
Domestic investments
Listed and emerging stocks	$126	$274
Non-listed stocks	3,874	4,924
Foreign investments
Listed and emerging stocks	—	23
Non-listed stocks	667	1,566
	$4,667	$6,787

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment. Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company participated in the capital increase of KKCompany Technologies Inc. at the amount of $875 million in November 2025.

CHIEF disposed of all its investments in 3 Link Information Service Co., Ltd. in November 2025 for financial planning purposes. The fair value of the disposed investment was $0.4 million, and the cumulative disposal gain was $30 thousand.

The related unrealized gain on financial assets at FVOCI was transferred from other equity to unappropriated earnings at the amount of $16 thousand upon the aforementioned disposal in 2025.

The Company recognized dividend income of $167 million, $240 million and $281 million for the years ended December 31, 2023, 2024 and 2025, respectively, with $167 million, $239 million and $274 million from the outstanding investments on December 31, 2023, 2024 and 2025, respectively.